                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05689

Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: August 31, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL PREMIUM INCOME TRUST
PORTFOLIO OF INVESTMENTS August 31, 2004 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                       COUPON   MATURITY
THOUSANDS                                                                                        RATE      DATE          VALUE
---------                                                                                        ----      ----          -----
             TAX-EXEMPT MUNICIPAL BONDS  (147.4%)
             General Obligation  (26.5%)
             Los Angeles Unified School District, California,
   $2,000         2003 Ser A (FSA)                                                              5.25 %   07/01/20       $2,175,840
    5,000         1997 Ser B (FGIC)                                                             5.00     07/01/23        5,151,250
    5,000    San Diego Unified School District, California, 1998 Ser E (FSA)                    5.00     07/01/28        5,112,550
    2,000    Connecticut, 2001 Ser D                                                            5.00     11/15/20        2,114,260
    3,000    Chicago Board of Education, Illinois, Ser 2001 C (FSA)                             5.00     12/01/26        3,055,470
    2,000    Du Page County Community Unit School District # 200, Illinois, Ser                 5.25     11/01/21        2,163,840
                  2003 B (FSA)
             Massachusetts,
    3,500         1995 Ser A (Ambac)                                                            5.00     07/01/12        3,891,020
    6,000         Refg Ser D (Ambac)                                                            5.50     10/01/19        6,963,540
    3,000    Barberton City School District, Ohio, Ser 1998 (FGIC)                              5.125    11/01/22        3,168,180
             Pennsylvania,
    1,000         RITES PA - 1112 A (MBIA)                                                      8.175++  01/01/18        1,148,510
    1,000         RITES PA - 1112 B (MBIA)                                                      8.175++  01/01/19        1,136,790
    5,000    Charleston County School District, South Carolina, Ser 2004 A                      5.00     02/01/22        5,270,500
    3,500    Shelby County, Tennessee, Refg 1995 Ser A                                          5.625    04/01/11        3,616,620
    5,000    La Joya Independent School District, Texas, Ser 2000 (PSF)                         5.50     02/15/25        5,403,400
    -----                                                                                                                ---------
   47,000                                                                                                               50,371,770
   ------                                                                                                               ----------

             Educational Facilities Revenue  (10.7%)
    2,500    University of Alabama, Georgia, Ser A                                              5.25     07/01/20        2,742,275
    5,500    Oakland University, Michigan, Ser 1995 (MBIA)                                      5.75     05/15/26        5,732,870
             New York Sate Dormitory Authority,
    4,000         State University Refg Ser 1993 A                                              5.50     05/15/08        4,413,800
      890         State University Refg Ser 1999 B                                              7.50     05/15/11        1,047,895
    1,250    Ohio State University, General Receipts Ser 1999 A                                 5.75     12/01/24        1,390,088
    5,000    Swarthmore Boro Authority, Pennsylvania, Swarthmore College                        5.00     09/15/31        5,063,500
    -----         Ser 2001                                                                                               ---------

   19,140                                                                                                               20,390,428
   ------                                                                                                               ----------

             Electric Revenue  (21.2%)
    8,000    Salt River Project Agricultural Improvement & Power District,                      5.00     01/01/26        8,205,040
                  Arizona, Ser 2002 B
    1,550    Los Angeles Department of Water & Power, California, 2001 Ser A                    5.00     07/01/24        1,581,543
    5,000    Orlando Utilities Commission, Florida, Water & Electric Ser 2001                   5.00     10/01/22        5,247,000
    3,000    Long Island Power Authority, New York, Ser 2004 A (Ambac)                          5.00     09/01/34        3,051,510
    7,000    South Carolina Public Service Authority, 1995 Refg Ser A (Ambac)                   6.25     01/01/22        7,521,710
    8,500    San Antonio, Texas, Electric & Gas Refg Ser 1994 C                                 7.52++   02/01/06        9,215,105
    5,000    Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)                           5.75     07/01/19        5,538,500
    -----                                                                                                                ---------
   38,050                                                                                                               40,360,408
   ------                                                                                                               ----------

             Hospital Revenue  (6.0%)
    3,500    Birmingham-Carraway Special Care Facilities Financing Authority,                   5.875    08/15/15        3,677,170
                  Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)
    2,000    Louisiana Public Facilities Authority, Oshner Clinic Ser 2002 B                    5.50     05/15/32        2,036,500
    1,000    Maryland  Health & Higher Educational Facilities Authority, Johns                  5.00     11/15/28        1,010,520
                  Hopkins Hospital Ser 2003
    5,000    Lehigh County General Purpose Authority, Pennsylvania, St Luke's                   5.375    08/15/33        4,774,150
    -----         of Bethlehem Hospital Ser A 2003                                                                       ---------

   11,500                                                                                                               11,498,340
   ------                                                                                                               ----------

             Industrial Development/Pollution Control Revenue  (9.0%)
    6,750    Pima County Industrial Development Authority, Arizona, Tucson                      7.25     07/15/10        7,116,525
                  Electric Power Co Refg Ser 1988 A (FSA)
    1,000    Salem County Pollution Control Financing Authority, E I du Pont de                 6.125    07/15/22        1,013,930
                  Nemours & Co 1992 Ser A (AMT)
    8,000    New York City Industrial Development Agency, New York,                             5.65     10/01/28        7,292,240
                  Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)
    1,500    Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A                     7.70     04/01/33        1,753,590
    -----         (AMT)                                                                                                  ---------

   17,250                                                                                                               17,176,285
   ------                                                                                                               ----------

             Mortgage Revenue - Multi-Family  (1.0%)
    1,840    Minnesota Housing Finance Agency, Rental 1995 Ser D (MBIA)                         6.00     02/01/22        1,886,074
    -----                                                                                                                ---------

             Mortgage Revenue - Single Family  (0.5%)
      445    Colorado Housing & Finance Authority Ser 1997 A-2 (AMT)                            7.25     05/01/27          448,871
       40    Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed Ser                          8.00     11/01/20           40,085
                  1998 C (AMT)
        5    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT) (MBIA)                        8.00     11/01/20            5,003
      370    Missouri Housing Development Commission, Homeownership 1996                        7.10     09/01/27          372,805
      ---         Ser D (AMT)                                                                                              -------

      860                                                                                                                  866,764
      ---                                                                                                                  -------

             Public Facilities Revenue  (4.3%)
             Fort Collins, Colorado,
    2,040         Lease Part, Ser A                                                             5.375    06/01/21        2,248,039
    2,155         Lease Part, Ser A                                                             5.375    06/01/22        2,362,052
             Saint Paul Independent School District #625, Minnesota,
    1,700         Ser 1995 C COPs                                                               5.45     02/01/11        1,727,591
    1,800         Ser 1995 C COPs                                                               5.50     02/01/12        1,829,592
    -----                                                                                                                ---------
    7,695                                                                                                                8,167,274
    -----                                                                                                                ---------

             Recreational Facilities Revenue  (0.5%)
      825    Metropolitan Pier & Exposition Authority, Illinois, McCormick Place                5.50     06/15/18          955,606
      ---         Refg Ser 1998 A (FGIC)                                                                                   -------


             Transportation Facilities Revenue  (26.4%)
    5,000    Arizona Transportation Board, Highway Ser 2001                                     5.25     07/01/19        5,465,500
             Miami-Dade County, Florida,
    2,050         Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)                              5.25     10/01/17        2,208,670
    2,500         Miami Int'l Airport Ser 2000 B (FGIC)                                         5.75     10/01/24        2,758,850
             Georgia State Road & Tollway Authority,
    2,000         Ser 2004                                                                      5.00     10/01/22        2,120,500
    3,000         Ser 2004                                                                      5.00     10/01/23        3,159,900
             Chicago, Illinois,
    5,000         Chicago-O'Hare Int'l Airport Ser 1996 A (Ambac)                               5.625    01/01/12        5,325,900
    1,805         Midway Airport 1994 Ser A (AMT) (MBIA)                                        6.25     01/01/24        1,847,165
    5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)                                  5.00     01/01/30        5,116,200
    3,000    Metropolitan Transportation Authority, New York, State Service                     5.50     07/01/20        3,348,390
                  Contract Refg Ser 2002 B (MBIA)
    4,000    Port Authority of New York & New Jersey, Cons 135 Ser (XLCA)                       5.00     09/15/29        4,089,760
    3,000    Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B                    5.25     11/15/19        3,265,410
    2,000    Pennsylvania Turnpike Commission, Ser R 2001 (Ambac)                               5.00     12/01/30        2,040,680
    6,835    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)                          6.125    11/15/25        7,272,850
    2,000    Richmond Metropolitan Authority, Virginia, Expressway & Refg Ser                   5.25     07/15/17        2,253,380
    -----         1998 (FGIC)                                                                                            ---------

   47,190                                                                                                               50,273,155
   ------                                                                                                               ----------

             Water & Sewer Revenue  (27.4%)
    3,000    Los Angeles, California, Water & Power Ser C                                       5.00     07/01/25        3,099,870
    3,000    Oxnard, California Financing Authority, Redwood Trunk Sewer &                      5.00     06/01/29        3,066,000
                  Headworks Ser 2004 A
    3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                             5.50     11/01/22        3,456,690
    4,000    Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                                  5.25     10/01/22        4,265,200
    5,000    Rockdale County Water & Sewage Authority, Georgia, Ser 1999 A                      5.50     07/01/25        5,407,200
                  (MBIA)
             Indianapolis Local Public Improvement Bond Bank, Indiana,
    1,000         Waterworks Ser 2002 A (MBIA)                                                  5.50     01/01/18        1,122,180
    1,000         Waterworks Ser 2002 A (MBIA)                                                  5.50     01/01/19        1,119,650
    3,215    Louisville & Jefferson County Metropolitan Sewer District,                         5.375    05/15/22        3,482,874
                  Kentucky, Ser 2001 A (MBIA)
    1,755    Detroit, Michigan, Water Supply Sr Lien Ser 2000 A (FGIC)                          5.25     07/01/33        1,813,336
    3,000    Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A                         5.25     06/01/22        3,205,650
                  (FGIC)
    2,960    Passaic Valley Sewerage Commissioners, New Jersey, Ser F                           5.00     12/01/19        3,176,139
                  (FGIC)
    3,000    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                           5.00     01/01/23        3,081,660
    5,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)                            5.125    05/15/27        5,128,150
   10,000    Houston, Texas, Combined Utilities System Refg 2004 Ser A (FGIC)                   5.25     05/15/23       10,685,300
   ------                                                                                                               ----------
   48,930                                                                                                               52,109,899
   ------                                                                                                               ----------

             Other Revenue  (8.4%)
    5,000    California, Economic Recovery Ser 2004 A ##                                        5.00     07/01/16        5,350,100
    2,000    New York City Transitional Finance Authority, New York, Refg                       5.50     11/01/26        2,251,460
                  2003 Ser A
    8,000    New York Local Government Assistance Corporation, Refg Ser                         5.00     04/01/21        8,383,200
    -----         1997 B (MBIA)                                                                                          ---------

   15,000                                                                                                               15,984,760
   ------                                                                                                               ----------

             Refunded  (5.5%)
    3,000    Hawaii, 1999 Ser CT (FSA)                                                          5.875    09/01/09+       3,469,710
    1,340    Missouri  Health & Educational Facilities Authority, Missouri, Baptist             7.625    07/01/18        1,374,197
                  Medical Center Refg Ser 1989 (ETM)
    4,000    Montgomery County, Ohio, Franciscan Medical Center - Dayton Ser                    5.50     01/01/10+       4,462,360
                   1997
    1,165    Austin, Texas, Airport Prior Lien Ser 2003                                         6.125    11/15/05+       1,245,035
    -----                                                                                                                ---------
    9,505                                                                                                               10,551,302
    -----                                                                                                               ----------

  264,785    TAX-EXEMPT MUNICIPAL BONDS (Cost $265,857,606)                                                            280,592,065
  -------                                                                                                              -----------

             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (3.1%)
      550    Idaho Health Facilities Authority, St Luke's Regional Medical Center               1.30 *   07/01/30          550,000
                  Ser 2000 (FSA) (Demand 09/01/04)
    2,000    Missouri Health & Educational Facilities Authority, Cox Health Ser                 1.35 *   06/01/15        2,000,000
                  1997 (MBIA) (Demand 09/01/04)
    1,500    New York City Transitional Finance Authority, New York City                        1.33 *   11/01/22        1,500,000
                  Recovery Ser 1 Subser 1 (Demand 09/01/04)
    1,900    Lincoln County, Wyoming, Exxon Corp Ser 1984 D                                     1.21 *   11/01/14        1,900,000
    -----         (Demand 09/01/04)                                                                                      ---------

    5,950    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $5,950,000)                                         5,950,000
    -----                                                                                                                ---------

 $270,735    TOTAL INVESTMENTS (Cost $271,807,606) (a) (b)                             150.5%                          286,542,065
 ========

             OTHER ASSETS IN EXCESS OF LIABILITIES                                       2.1                             3,926,025

             PREFERRED SHARES OF BENEFICIAL INTEREST                                   (52.6)                         (100,132,982)
                                                                                      ------                          ------------

             NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                              100.0%                         $190,335,108
                                                                                      ======                          ============

-----------------
Note:   The categories of investments are shown as a percentage of net assets applicable to common shareholders.

  AMT        Alternative Minimum Tax.
  COPs       Certificates of Participation.
  ETM        Escrowed to maturity.
  PSF        Texas Permanent School Fund Guarantee Program.
 RITES       Residual Interest Tax-Exempt Securities.
   *         Current coupon of variable rate demand obligation.
   +         Prerefunded to call date shown.
   ++        Current coupon rate for inverse floating rate municipal
             obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligation have a total value of $11,500,405 which represents 6.0% of net assets applicable to common shareholders.
   ##        A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $130,000.
  (a)        Securities have been designated as collateral in an amount equal to
             $16,449,324 in connection with open futures contracts.
  (b)        The aggregate cost for federal income tax purposes is $271,807,606.
             The aggregate gross unrealized appreciation is $15,848,653 and the aggregate gross unrealized depreciation is $1,114,194, resulting in net unrealized appreciation of $14,734,459.

Bond Insurance:
---------------
  Ambac      Ambac Assurance Corporation.
Connie Lee   Connie Lee Insurance Company - A wholly owned subsidiary of Ambac
             Assurance Corporation.
  FGIC       Financial Guaranty Insurance Company.
  FSA        Financial Security Assurance Inc.
  MBIA       Municipal Bond Investors Assurance Corporation.
  XLCA       XL Capital Assurance Inc.


Futures Contracts Open at August 31, 2004:

                                        DESCRIPTION,
   NUMBER OF                           DELIVERY MONTH                      UNDERLYING FACE          UNREALIZED
   CONTRACTS      LONG/SHORT              AND YEAR                         AMOUNT AT VALUE         DEPRECIATION
   ---------      ----------           --------------                      ---------------         ------------
       25           Short        U.S. Treasury Note 10 Year                  $(2,836,719)           $(149,679)

                                       September/2004

       50           Short        U.S. Treasury Note 5 Year                   (5,533,594)              (19,056)

                                       September/2004

      200           Short        U.S. Treasury Note 10 Year                  (8,423,437)              (46,104)

                                       September/2004
                                                                                                   ------------
                                       Total unrealized depreciation                                $(214,839)
                                                                                                   ============

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments

Alabama                    1.3 %
Arizona                    7.2
California                 8.9
Colorado                   1.8
Connecticut                0.7
Florida                    3.6
Georgia                    7.4
Hawaii                     1.2
Idaho                      0.2
Illinois                   4.7
Indiana                    0.8
Kansas                     0.0
Kentucky                   1.2
Louisiana                  0.7
Maryland                   0.3
Massachusetts              3.8
Michigan                   2.6
Minnesota                  1.9
Missouri                   1.3
Nevada                     1.1
New Jersey                 4.7
New York                   13.5
Ohio                       4.2
Pennsylvania               4.9
South Carolina             4.5
Tennessee                  1.3
Texas                      14.2
Utah                       1.9
Virginia                   0.8
Wyoming                    0.7
Joint exemptions*         (1.4)
                          -----

Total                     100.0%
                          =====

--------------

* Joint exemptions have been included in each geographic location.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004


                                       3